Financial assets at fair value through profit or loss	9 Months Ended
Sep. 30, 2022
Financial Assets At Fair Value Through Profit Or Loss
Financial assets at fair value through profit or loss

6.	Financial assets at fair value through profit or loss

2022
€’000
January 1, 2021	—
Investments during the year	44,328
Redemptions	(18,169)
Unrealized gains and losses	47
Translation differences	1,247
December 31, 2021	27,453
Redemptions	(27,893)
Realized gains and losses	(899)
Translation differences	1,339
September 30, 2022	—

The financial asset investments at fair value through profit or loss consist of short-term investments in listed managed funds. These managed funds have daily liquidity. The investments are reported at fair value with unrealized gains or losses recorded in the consolidated statements of operations and comprehensive loss. Any differences between the cost and fair value of investments are represented by unrealized gains or losses. The Group exited all positions during the nine months ended September 30, 2022.